Goodwill and Intangible Assets, net - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at January 1, 2018	$ 12,947	$ 0
Changes in goodwill:
Additions	0	12,947
Adjustments	156
Balance at March 31, 2018	13,103	12,947
Operating Segments | J&S
Goodwill [Roll Forward]
Balance at January 1, 2018	12,165	0
Changes in goodwill:
Additions	0	12,165
Adjustments	156
Balance at March 31, 2018	12,321	12,165
Corporate and Other
Goodwill [Roll Forward]
Balance at January 1, 2018	782	0
Changes in goodwill:
Additions	0	782
Adjustments	0
Balance at March 31, 2018	$ 782	$ 782